SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Barrick’s business is organized into eleven individual minesites, one grouping of two minesites, one publicly traded company and one project. Barrick’s CODM reviews the operating results, assesses performance and makes capital allocation decisions at the minesite, grouping, Company and/or project level. During the third quarter of 2018, Barrick’s president, who was our CODM, resigned from the Company. Three members of our executive management team, our Executive Vice President and Chief Financial Officer, Chief Investment Officer and Senior Vice President, Operational and Technical Excellence, together assumed the role of CODM through December 31, 2018. Following completion of the merger with Randgold on January 1, 2019, Mark Bristow, as President and Chief Executive Officer, has assumed this role. Each individual minesite, with the exception of Barrick Nevada, Acacia and the Pascua-Lama project, are operating segments for financial reporting purposes. Our presentation of our reportable operating segments is four individual gold mines (Pueblo Viejo, Lagunas Norte, Veladero and Turquoise Ridge), Barrick Nevada, Acacia and our Pascua-Lama project. The remaining operating segments, our remaining gold and copper mines, have been grouped into an “other” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$2,655	$1,066	$649	$36	$14	$890
Turquoise Ridge	331	178	28	—	(1)	126
Pueblo Viejo[2]	1,333	547	185	21	1	579
Veladero	366	189	121	2	1	53
Lagunas Norte	332	291	46	2	6	(13)
Acacia[2]	664	367	89	—	37	171
Pascua-Lama	—	—	11	77	7	(95)
Other Mines[3]	1,562	1,117	305	12	30	98
	$7,243	$3,755	$1,434	$150	$95	$1,809
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2017	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$2,961	$1,076	$793	$24	$16	$1,052
Turquoise Ridge	280	131	28	—	2	119
Pueblo Viejo[2]	1,417	501	229	—	16	671
Veladero	591	291	119	3	5	173
Lagunas Norte	514	177	68	4	6	259
Acacia[2]	751	362	107	—	91	191
Pascua-Lama	—	—	8	125	(10)	(123)
Other Mines[3]	1,860	1,086	267	12	31	464
	$8,374	$3,624	$1,619	$168	$157	$2,806

[1]	Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2018, accretion expense was $74 million (2017: $55 million).

[2]
Includes non-controlling interest portion of revenues, cost of sales and segment income for the year ended December 31, 2018, for Pueblo Viejo, $535 million, $289 million, $237 million (2017: $567 million, $285 million, $276 million) and Acacia, $240 million, $164 million, $63 million (2017: $271 million, $169 million, $69 million).

[3]	Includes cost of sales of Pierina for the year ended December 31, 2018 of $116 million (2017: $174 million).

Reconciliation of Segment Income to Income from Continuing Operations Before Income Taxes

For the years ended December 31	2018	2017
Segment income	$1,809	$2,806
Other cost of sales/amortization[1]	(31)	(57)
Exploration, evaluation and project expenses not attributable to segments	(233)	(186)
General and administrative expenses	(265)	(248)
Other (expense) income not attributable to segments	(69)	901
Impairment charges (reversals)	(900)	212
Loss on currency translation	(136)	(72)
Closed mine rehabilitation	13	(55)
Income from equity investees	46	76
Finance costs, net (includes non-segment accretion)[2]	(471)	(636)
Gain on non-hedge derivatives[3]	—	6
Income before income taxes	($237)	$2,747

[1]	Includes realized hedge losses of $4 million (2017: $27 million losses).

[2]	Includes debt extinguishment losses of $29 million (2017: $127 million losses).

[3]	Includes unrealized non-hedge losses of $1 million (2017: $1 million gains).
Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2018	As at December 31, 2017	2018	2017
United States	$6,768	$6,641	$3,025	$3,299
Dominican Republic	3,460	3,480	1,334	1,417
Argentina	1,721	2,217	366	591
Chile	2,500	2,469	—	—
Tanzania	1,045	1,129	664	751
Peru	145	734	449	676
Australia	395	463	408	456
Zambia	735	787	502	612
Papua New Guinea	348	351	269	322
Saudi Arabia	408	371	—	—
Canada	432	625	226	250
Unallocated	696	1,357	—	—
Total	$18,653	$20,624	$7,243	$8,374

[1]	Presented based on the location from which the product originated.

Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2018	As at December 31, 2017
Barrick Nevada	$581	$585
Turquoise Ridge	62	36
Pueblo Viejo	145	114
Veladero	143	173
Lagunas Norte	22	25
Acacia	93	148
Pascua-Lama	39	6
Other Mines	314	259
Segment total	$1,399	$1,346
Other items not allocated to segments	44	36
Total	$1,443	$1,382

[1]
Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2018, cash expenditures were $1,400 million (2017: $1,396 million) and the increase in accrued expenditures was $43 million (2017: $14 million decrease).